EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2024
EXPENSES BY NATURE
Schedule of expenses by nature

	2024	2023	2022
Administrative expenses	$’000	$’000	$’000
Salary and other employee related costs	4,517	6,430	11,887
Restructuring and transaction related costs	2,363	4,969	11,862
Insurance	1,416	2,128	7,455
Depreciation and amortisation	738	1,473	8,535
Legal, professional and regulatory fees	753	1,431	3,925
Indirect taxes	962	994	4,208
Property tax	558	919	349
Consulting fees	276	533	1,024
Repairs and maintenance	50	455	1,067
Audit fees	326	341	383
Office general expenses	708	349	3,115
Public relations and associated activities	246	255	642
Travel	80	226	839
Carbon credits	—	129	—
Foreign exchange	(458)	(1,683)	(21,234)
Total operating expenses	12,536	18,949	34,057

Finance costs – interest on borrowings and bond	6,810	11,556	22,661
Total finance costs	6,810	11,556	22,661